Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

SCHEDULE II

TIDEWATER INC. AND SUBSIDIARIES Valuation and Qualifying Accounts

(In thousands)

Description	Balance at Beginning of period	Additions at Cost	Deductions		Balance at End of Period
Year Ended March 31, 2017 (Predecessor)
Deducted in balance sheet from Trade accounts receivables:
Allowance for doubtful accounts	$11,450	5,348	633		16,165

Period from April 1, 2017 through July 31, 2017 (Predecessor)
Deducted in balance sheet from Trade accounts receivables:
Allowance for doubtful accounts	$16,165	—	16,165	(A)	—

Period from August 1, 2017 through December 31, 2017 (Successor)
Deducted in balance sheet from Trade accounts receivables:
Allowance for doubtful accounts	$—	1,800	—		1,800

(A)	Approximately $15.4 million was deducted from the allowance for doubtful accounts in conjunction with the application of fresh-start accounting upon emergence from Chapter 11 bankruptcy.